Note 4 - Loans and Leases - Performance of Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans receivable	$ 121,969	$ 185,580
Residential Portfolio Segment [Member]
Loans receivable	109,717	104,294
Commercial and Multi-Family Real Estate [Member]
Loans receivable	125	169
Commercial Portfolio Segment [Member]
Loans receivable	6,562	74,187
Consumer Portfolio Segment [Member]
Loans receivable	5,565	6,930
Performing Financial Instruments [Member]
Loans receivable	121,921	185,385
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	109,669	104,121
Performing Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	125	153
Performing Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable	6,562	74,187
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	5,565	6,924
Nonperforming Financial Instruments [Member]
Loans receivable	48	195
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	48	173
Nonperforming Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	0	16
Nonperforming Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable	0	0
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	$ 0	$ 6